Other Receivables, Prepayments And Deposits - Schedule of Other Receivables, Prepayments and Deposits (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Other receivables	$ 25,727	$ 5,687
Prepayments	848	(814)
Total prepaid expenses and deposits	$ 26,575	$ 4,873